Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	December 31,
	2024	2023
Deferred tax asset
Organizational costs/Start-up costs	$2,001,367	$1,253,839
Federal net operating loss	—	—
Total deferred tax asset	2,001,367	1,253,839
Valuation allowance	(2,001,367)	(1,253,839)
Deferred tax asset, net of allowance	$—	$—

Schedule of Income Tax Provision

The income tax provision for the years ended December 31, 2024 and 2023 consists of the following:

	December 31,
	2024	2023
Federal
Current	$628,508	$2,325,087
Deferred	(747,528)	(903,665)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	747,528	903,665
Income tax provision	$628,508	$2,325,087

Schedule of Reconciliation of the Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023
Statutory federal income tax rate	21.00%	21.00%
M&A expenses	(11.4)%	—
Change in valuation allowance	(60.28)%	13.35%
Income tax provision	(50.68)%	34.35%